Land-Use Rights, Net - Schedule of Estimated Future Amortization Expenses (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Estimated Future Amortization Expenses [Abstract]
Fiscal year 2025	$ 24,398
Fiscal year 2026	48,796
Fiscal year 2027	48,796
Thereafter	1,961,066
Total	$ 2,083,056	$ 2,068,275